Cash and cash equivalents and restricted cash - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 121	$ 42
Bank deposits	201,217	118,933
Time deposits	45,031	153,838
Money market funds	88,061	36,374
Cash and cash equivalents	$ 334,430	$ 309,187	$ 346,480